Equity Investments in Unconsolidated Subsidiaries - Investment Activity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 VIE, Not primary beneficiary LSC Entities	Sep. 30, 2013 VIE, Not primary beneficiary LSC Entities	Sep. 30, 2014 VIE, Not primary beneficiary LSC Entities	Sep. 30, 2013 VIE, Not primary beneficiary LSC Entities	Jul. 31, 2010 VIE, Not primary beneficiary Tiger	Sep. 30, 2014 VIE, Not primary beneficiary Tiger	Sep. 30, 2013 VIE, Not primary beneficiary Tiger	Sep. 30, 2014 VIE, Not primary beneficiary Tiger	Sep. 30, 2013 VIE, Not primary beneficiary Tiger	Sep. 30, 2014 VIE, Not primary beneficiary AMT Alpha	Sep. 30, 2013 VIE, Not primary beneficiary AMT Alpha	Sep. 30, 2014 VIE, Not primary beneficiary AMT Alpha	Sep. 30, 2013 VIE, Not primary beneficiary AMT Alpha	Mar. 28, 2013 VIE, Not primary beneficiary AMTCH	Sep. 30, 2014 VIE, Not primary beneficiary AMTCH	Sep. 30, 2013 VIE, Not primary beneficiary AMTCH	Sep. 30, 2014 VIE, Not primary beneficiary AMTCH	Sep. 30, 2013 VIE, Not primary beneficiary AMTCH	Sep. 30, 2014 VIE, Not primary beneficiary AMTCH II	Sep. 30, 2014 VIE, Not primary beneficiary AMTCH II	Sep. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior	Sep. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior	Sep. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior	Sep. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior	Sep. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Sep. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC
Equity Method Investment [Roll Forward]
Beginning balance							$ 126,186	$ 66,484				$ 73,186	$ 58,273			$ 6,537	$ 8,211				$ 32,966	$ 0		$ 13,497			$ 6,872	$ 6,737			$ 2,863	$ 2,671			$ 4,009	$ 4,066
Contributions							16,676	15,715	11,000			10,708	8,890			756	450	12,136			4,527	6,375		685			14	1,225			14	1,225			0	0
Distributions																											0				0				0
Acquisition of interest								22,411					0				0					22,411
Equity in losses of unconsolidated subsidiaries	(1,611)	(128)	(3,098)	(452)	(1,455)	37	(2,590)	(752)		(2,382)	(2,132)	(7,036)	(133)	158	(496)	81	(2,439)		572	2,665	(2,672)	1,820	197	7,037	(156)	(165)	(508)	(228)	(183)	(82)	(576)	(292)	27	(83)	68	64
Change in equity method investments							14,086	37,374				3,672	8,757			837	(1,989)				1,855	30,606		7,722			(494)	997			(562)	933			68	64
Ending balance					$ 140,272	$ 103,858	$ 140,272	$ 103,858		$ 76,858	$ 67,030	$ 76,858	$ 67,030	$ 7,374	$ 6,222	$ 7,374	$ 6,222	$ 22,411	$ 34,821	$ 30,606	$ 34,821	$ 30,606	$ 21,219	$ 21,219	$ 6,378	$ 7,734	$ 6,378	$ 7,734	$ 2,301	$ 3,604	$ 2,301	$ 3,604	$ 4,077	$ 4,130	$ 4,077	$ 4,130